Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of income (loss) before income taxes

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
PRC	142,077	(589,752)	(325,686)	(49,914)
Non-PRC	1,127,646	224,065	833,933	127,806

Total	1,269,723	(365,687)	508,247	77,892

Schedule of current and deferred portions of income tax expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current income tax expenses	108,935	1,923	106,718	16,356
Deferred income tax (benefits) expenses	8,065	5,981	(9,628)	(1,476)

Income tax expenses	117,000	7,904	97,090	14,880

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax
A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Income (loss) before income tax	1,269,723	(365,687)	508,247	77,892
Income tax expense computed at the PRC statutory tax rate of 25%	317,431	(91,423)	127,062	19,473
Effect of different tax rates in different jurisdictions	(192,671)	(178,059)	(150,466)	(23,060)
Effect of tax holiday and preferential tax rates	(61,434)	84,520	18,671	2,861
Research and development super-deduction	(90,521)	(105,443)	(46,153)	(7,073)
Non-taxable income(i)	(46,031)	(15,804)	(44,177)	(6,770)
Non-deductible expenses(ii)	22,561	165,580	21,681	3,323
Effect of change in tax rate	1,176	(7,991)	—	—
Outside basis difference on investment	41,386	(30,681)	(17,482)	(2,679)
Withholding tax and others	55,712	(5,470)	97,270	14,907
Changes in valuation allowance	69,391	192,675	90,684	13,898

Income tax expenses	117,000	7,904	97,090	14,880

(i)	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	177,107	257,328	39,437
Equity investment loss	47,202	45,958	7,043
Provision for doubtful accounts	17,675	22,435	3,438
Intangible assets and accrued expenses	6,787	7,952	1,219
Deferred revenue	2,153	2,153	330
Government subsidies	100	—	—
Share-based compensation	2,584	3,223	494
Fixed assets depreciation	4	4,414	676
Intercompany transfer of long-lived assets	11,514	2,921	448
Others	(3,907)	5,306	813
Valuation allowance	(229,268)	(328,956)	(50,415)

Deferred tax assets	31,951	22,734	3,483

Deferred tax liabilities:
Outside basis difference on investment	78,211	57,341	8,786
Equity method investment	4,567	6,063	929
Right-of-use asset and others	69	4,225	648

Deferred tax liabilities	82,847	67,629	10,363

	As of December 31,
	2020
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	15,607	2,392
Deferred tax liabilities	60,502	9,272

Reconciliation of the beginning and ending amount of unrecognized tax benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2019	2020
	RMB	RMB	US$
Balance at January 1	76,208	65,936	10,105
Additions based on tax positions related to current year	3,853	138,583	21,238
Reversal based on tax positions related to prior years	(12,655)	(25,027)	(3,835)
Decrease related to deconsolidation of Live.me	(1,470)	—	—

Balance at December 31	65,936	179,492	27,508